Other Operating Gains (Losses), Net	12 Months Ended
Dec. 31, 2023
Other Operating Gains (Losses), Net [Abstract]
OTHER OPERATING GAINS (LOSSES), NET

8. OTHER OPERATING GAINS (LOSSES), NET

For the years ended December 31,	2023	2022	2021
Gain (loss) on disposal of assets	$59	$7	$(848)
C-band clearing income	344,892	—	108,463
Impairment	(79,740)	—	—
Other	(212)	—	—
Other operating gains (losses), net	$264,999	$7	$107,615

C-Band Clearing

In 2020, the United States Federal Communications Commission (“FCC”) adopted a Report and Order in connection with the clearing of a 300 MHz band of C-Band downlink spectrum between 3,700 and 4,000 MHz by December 5, 2025 to support the deployment of terrestrial 5G services in the United States (“Report and Order”).

The Report and Order included a provision for an accelerated version of the C-Band spectrum clearing deadlines as follows:

•        Phase I:    to clear 120 megahertz (3.7 – 3.82 Ghz) by December 5, 2021; and

•        Phase II:    to clear remaining 180 megahertz (3.82 – 4.0 Ghz) by December 5, 2023.

The Report and Order also provided for reimbursement of reasonable relocation costs to those who are able to meet the deadline of December 5, 2025.

In May 2020, the Company officially committed to the accelerated version of the C-Band clearing program. An amount of $108.5 million (US$84.8 million) was recognized during the year ended December 31, 2021, relating to Phase I accelerated clearing of the C-band spectrum. Of this balance, $42.9 million was received in 2021 with the remaining payments received in 2022.

In June 2023, the Company filed certification of accelerated relocation relating to Phase II. The FCC received no challenges and on June 30, 2023, issued an order validating the certification. An amount of US$259.6 million was accrued and subsequently received during the year ended December 31, 2023, relating to Phase II accelerated clearing of the C-band spectrum. As of December 31, 2023, the Company fulfilled all requirements of the program and all clearing proceeds have been received.

Impairment

Indefinite life intangible assets are tested for impairment at the individual CGU level. In the case of orbital slots, the CGU is based on geography. During the year ended December 31, 2023, as a result of impairment testing of the geographical CGUs, there was an impairment of $66.0 million recorded against intangible assets (Note 17) and $13.8 million recorded against satellites, property and other equipment (Note 16).